DERIVATIVE INSTRUMENTS - NARRATIVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Assets	$ 18.0	$ 13.3
Notional amount	431.1	254.6
Equity contracts-Options
Derivative [Line Items]
Assets	18.0	13.3
Equity contracts-Options | Option positions
Derivative [Line Items]
Assets	15.1	12.4
Realized gain (loss)	81.8	5.8	$ 41.8
Equity contracts-Options | Future position
Derivative [Line Items]
Assets	13.1	6.3
Realized gain (loss)	$ 14.1	$ (40.0)	$ 20.5